Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CASH ACCOUNT TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2012
Supplement [Text Block]	dim1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

CASH ACCOUNT TRUST: Government & Agency Securities Portfolio — DWS Government & Agency Money Fund Tax Exempt Portfolio — DWS Tax–Exempt Money Fund

Effective on or about January 1, 2013, the following disclosure is added to the “SHAREHOLDER FEES” table in the “FEES AND EXPENSES OF THE FUND” section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)	None
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year

Government & Agency Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

CASH ACCOUNT TRUST: Government & Agency Securities Portfolio — DWS Government & Agency Money Fund

Effective on or about January 1, 2013, the following disclosure is added to the “SHAREHOLDER FEES” table in the “FEES AND EXPENSES OF THE FUND” section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)	None
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Government & Agency Securities Portfolio | DWS Government & Agency Money Fund
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
SHAREHOLDER FEES (paid directly from your investment)	rr_ShareholderFeeOther	none
Tax-Exempt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

CASH ACCOUNT TRUST: Tax Exempt Portfolio — DWS Tax–Exempt Money Fund

Effective on or about January 1, 2013, the following disclosure is added to the “SHAREHOLDER FEES” table in the “FEES AND EXPENSES OF THE FUND” section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)	None
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Tax-Exempt Portfolio | DWS Tax-Exempt Money Fund
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
SHAREHOLDER FEES (paid directly from your investment)	rr_ShareholderFeeOther	none